Change in Presentation Currency (Tables)	6 Months Ended
Feb. 28, 2022
Change In Presentation Currency
Schedule of change in presentation currency

	As at February 28, 2021
	Reported at February 28, 2021 in CAD	Presentation currency change	Restated at February 28, 2021 in USD
Consolidated statement of financial position
Cash	27,729	(5,953)	21,776
Other current assets	2,392	(513)	1,879
Non-current assets	45,331	(9,731)	35,600
Total assets	75,452	(16,197)	59,255

Current liabilities	(12,075)	2,553	(9,522)
Long term debt	(3,510)	753	(2,757)
Total liabilities	(15,585)	3,306	(12,279)

Share capital	207,804	(49,675)	158,129
Reserves	5,602	(1,249)	4,353
Accumulated deficit and other comprehensive income	(152,249)	37,714	(114,535)
Non-controlling interests	(1,290)	319	(971)
Total shareholders’ equity	59,867	(12,891)	46,976

Schedule of consolidated statement of comprehensive loss

	Reported at February 28, 2021 in CAD Three months	Presentation currency change	Reported at February 28, 2021 in USD Three months
General and administrative expense	(2,414)	531	(1,883)
Other income (expense)	2,859	(1,140)	1,719
Net loss and comprehensive loss	445	(609)	(164)
Earnings per share – basic and diluted	0.01	(0.01)	(0.00)

	Reported at February 28, 2021 in CAD Six months	Presentation currency change	Reported at February 28, 2021 in USD Six months
General and administrative expense	(3,958)	902	(3,056)
Other income (expense)	2,379	(1,122)	1,257
Net loss and comprehensive loss	(1,579)	(220)	(1,799)
Earnings per share – basic and diluted	(0.01)	-	(0.01)

Schedule of consolidated statement of cash flows

	Reported at February 28, 2021 in CAD	Presentation currency change	Restated at February 28, 2021 in USD
Cash used in operating activities	(5,227)	1,889	(3,338)
Cash used in investing activities	(3,155)	682	(2,473)
Cash provided by financing activities	30,817	(7,283)	23,534
Net increase in cash	22,435	(4,712)	17,723
Cash beginning of period	5,294	(1,241)	4,053
Cash end of period	27,729	(5,953)	21,776